Discontinued Operations - Schedule of Carrying Amounts of the Major Classes of Assets and Liabilities (Details) (10-K)	Oct. 22, 2017 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Amount due to related party	$ (31,100)
Cash	1,525
Inventory	3,520
Equipment, net	4,693
Prepaid Expenses	5,790
Account Payable	(895)
TOTAL	$ (16,467)